Redeemable Noncontrolling Interest	9 Months Ended
Sep. 30, 2013
Redeemable Noncontrolling Interest
Redeemable Noncontrolling Interest

Note 6: Redeemable Noncontrolling Interest

The following table presents a summary of the redeemable noncontrolling interest activity:

(in millions)	2013	2012
Balance as of January 1,	$67.4	$67.4
Distributions	(26.0)	(27.4)
Share of income	24.6	26.6
Adjustment to redemption value of redeemable noncontrolling interest	2.0	—
Other	(0.1)	—
Balance as of September 30,	$67.9	$66.6